S-K 1604, De-SPAC Transaction	Sep. 22, 2026
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

The board of directors of Texas Ventures Acquisition III Corp, a Cayman Islands exempted company (“TVA III,” “we” or “our”), has approved the Agreement and Plan of Merger and Reorganization, dated as of September 2, 2026 (as may be further amended, modified, supplemented or waived from time to time, the “Merger Agreement”), by and among TVA III, TVAC Merger Sub I, Inc., a Delaware corporation and direct, wholly owned subsidiary of TVA III (“Merger Sub I”), TVAC Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of TVA III (“Merger Sub II”, and, together with Merger Sub I, “Merger Subs”) and Plus Automation, Inc., a Delaware corporation (“PlusAI”). The Merger Agreement, among other things and subject to the terms and conditions contained therein, provides for (1) the transfer of TVA III by way of continuation out of the Cayman Islands and domestication as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), and (2) following the Domestication, the merger of Merger Sub I with and into PlusAI, with PlusAI continuing as the surviving corporation and a wholly owned subsidiary of TVA III (“First Merger”), and immediately following the First Merger, the surviving corporation of the First Merger will merge with and into Merger Sub II, with Merger Sub II continuing as the surviving entity (the “Second Merger” and, collectively, the “Merger,” and, together with the Domestication and other transactions contemplated by the Merger Agreement and the related agreements, the “Transactions” or the “business combination”). Following the consummation of the business combination, TVA III will change its name to “PlusAI Holdings, Inc.” We refer to the new public entity following the consummation of the business combination as the “Post-Closing Company.” Subject to the terms and conditions of the Merger Agreement, the value of the aggregate consideration to be paid to PlusAI stockholders and holders of PlusAI SAFEs, vested PlusAI RSUs, vested PlusAI options and vested PlusAI warrants will be (1) $800,000,000 (the “Equity Value”), which consideration will be paid entirely in shares of common stock, par value $0.0001 per share, of the Post-Closing Company (“Post-Closing Company common stock”), in an amount equal to $10.00 per share, in addition to (2) the contingent right to receive up to an aggregate of 70,000,000 shares of Post-Closing Company common stock reduced by 7,000,000 shares allocated to the Post-Closing RSU Pool for future issuances resulting in 63,000,000 shares outstanding at the Closing, which will be issued to certain eligible holders of pre-Closing securities of PlusAI during the five-year period following the Closing (the “Earnout Period”), in three tranches consisting of 21,000,000 shares each (such shares, the “Earnout Shares”), upon the satisfaction of certain price targets, which will be based upon (a) the volume-weighted average price of one share of Post-Closing Company Class A common stock as quoted on the Capital Market tier of the Nasdaq Stock Market (“Nasdaq”) or the exchange on which the shares of Post-Closing Company Class A common stock are then traded, for any 20 trading days within any 180 consecutive trading day period within the Earnout Period or (b) if the Post-Closing Company undergoes a Change in Control, the price per share received by stockholders of the Post-Closing Company in such Change in Control transaction (or if consideration is not received by stockholders of the Post-Closing Company, the price per share implied by such transaction). At the Effective Time, each share of PlusAI common stock issued and outstanding immediately prior to the Closing (other than Excluded Shares and Dissenting Shares) will be automatically surrendered and exchanged for the right to receive a number of shares of Post-Closing Company common stock equal to the Exchange Ratio, which is based on the Per Share Equity Value (calculated in accordance with the Merger Agreement); provided that shares issued as a result of the conversion of PlusAI Series A-3-X Preferred Stock, PlusAI Series A-4-X Preferred Stock or PlusAI Series B-X Preferred Stock or as a result of the exercise of any PlusAI Option granted under the 2021 Plan will be exchanged for shares of Class C common stock of the Post-Closing Company, which entitle the holder to one-quarter (1/4th) of a vote per share. Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, we estimate that the Exchange Ratio will be approximately 0.0440 shares of Post-Closing Company common stock for each issued and outstanding share of PlusAI common stock. See the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Structure of the Transactions.”

The deadline by which TVA III must complete a business combination transaction is October 24, 2026. TVA III has scheduled an extraordinary general meeting to be held on October 19, 2026 for its shareholders to vote on, among other things, a proposal to amend the TVA III Articles to extend such deadline to July 24, 2027 (the “SPAC Extension”).

After careful consideration, the TVA III Board has unanimously determined that the business combination proposal, domestication proposal, organizational documents proposal, advisory organizational documents proposal, stock issuance proposal, incentive plan proposal, ESPP proposal, director election proposal and, if necessary, the adjournment proposal are just, equitable and fair, and in the best interests of, TVA III and its shareholders and unanimously recommends that you vote or give instruction to vote “FOR” the business combination proposal, “FOR” the domestication proposal, “FOR” the organizational documents proposal, “FOR” the advisory organizational documents proposal, “FOR” the stock issuance proposal, “FOR” the incentive plan proposal, “FOR” the ESPP proposal, “FOR” each of the director nominees named in the director election proposal and, if presented, “FOR” the adjournment proposal. When you consider the TVA III Board’s recommendation of these proposals, you should keep in mind that our directors and officers, as well as Yorkville Acquisition Sponsor II, LLC, our sponsor (the “Sponsor”), have interests in the Transactions that are different from, or in addition to, the interests of TVA III shareholders generally. Please see the section entitled “Proposal No. 1 — The Business Combination Proposal — Interests of Certain TVA III Persons in the Business Combination” for additional information. The TVA III Board was aware of and considered these interests, among other matters, in evaluating and negotiating the Transactions and in recommending to TVA III shareholders that they vote in favor of the proposals presented at the extraordinary general meeting.

De-SPAC Forepart, Material Financing Transactions Occurred, Description [Text Block]
(4)
Consists of 100,000 shares of Post-Closing Company Class A common stock issuable to CCM in satisfaction of $1.0 million of the advisor fee payable to CCM pursuant to its engagement letter with PlusAI, which is payable in Post-Closing Company common shares (or equivalent equity) simultaneously with the closing of the Transaction. The shares issuable is estimated using the TVA III closing stock price of $10.00 per share. This amount does not include the portion of the TVA III Private Placement Warrants held by CCM mentioned above.

De-SPAC Forepart, Material Financing Transactions Will Occur, Description [Text Block]
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Subject to the terms of the Merger Agreement, the value of the aggregate consideration to be paid to PlusAI stockholders and holders of PlusAI SAFEs, vested PlusAI RSUs, vested PlusAI options and vested PlusAI warrants, will be (1) the Equity Value of $800,000,000, which consideration will be paid entirely in shares of Post-Closing common stock, par value $0.0001 per share, in an amount equal to $10.00 per share, in addition to (2) the contingent right to receive up to an aggregate of 70,000,000 shares of Post-Closing Company common stock reduced by 7,000,000 shares allocated to the Post-Closing RSU Pool for future issuances resulting in 63,000,000 shares outstanding at the Closing, which will be issued to certain eligible holders of pre-Closing securities of PlusAI during the five-year Earnout Period following the Closing, in three tranches consisting of 21,000,000 Earnout Shares each, upon the satisfaction of certain price targets, which will be based upon (a) the volume-weighted average price of one share of Post-Closing Company Class A common stock as quoted on the Capital Market tier of Nasdaq or the exchange on which the shares of Post-Closing Company Class A common stock are then traded, for any 20 trading days within any 180 consecutive trading day period within the Earnout Period or (b) if the Post-Closing Company undergoes a Change in Control, the price per share received by stockholders of the Post-Closing Company in such Change in Control transaction (or if consideration is not received by stockholders of the Post-Closing Company, the price per share implied by such transaction). At the Effective Time, each share of PlusAI common stock issued and outstanding immediately prior to the Closing (other than Excluded Shares and Dissenting Shares) will be automatically surrendered and exchanged for the right to receive a number of shares of Post-Closing Company common stock equal to the Exchange Ratio, which is based on the Per Share Equity Value (calculated in accordance with the Merger Agreement); provided that shares issued as a result of the conversion of PlusAI Series A-3-X Preferred Stock, PlusAI Series A-4-X Preferred Stock or PlusAI Series B-X Preferred Stock or as a result of the exercise of any PlusAI Option granted under the 2021 Plan will be exchanged for shares of Class C common stock of the Post-Closing Company, which entitle the holder to one-quarter (1/4th) of a vote per share. Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, we estimate that the Exchange Ratio will be approximately 0.0440 shares of Post-Closing Company common stock for each issued and outstanding share of PlusAI common stock. See the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Structure of the Transactions.”
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Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, at the Closing, we estimate that approximately 77,150,657 shares of Post-Closing Company common stock will be issued to holders of PlusAI common stock in the Merger, in exchange for all outstanding shares of PlusAI common stock (including shares of PlusAI common stock resulting from the conversion of PlusAI preferred stock and PlusAI SAFEs immediately prior to the Closing and PlusAI Class A common stock issued pursuant to the Share Issuance Agreements in connection with the PIPE Investment and the Convertible Notes). We also estimate that we will reserve for issuance up to (1) 4,368,910 shares of Post-Closing Company common stock in respect of the PlusAI options and unvested PlusAI RSUs assumed pursuant to the terms of the Merger Agreement and (2) 18,510,906 shares of Post-Closing Company common stock in respect of the PlusAI warrants assumed pursuant to the terms of the Merger Agreement. The reserved shares referred to in clause (1) of the immediately preceding sentence are not included in the 214,480,313 shares the sale and issuance of which are registered by this registration statement, are not subject to registration rights but will be registered in a registration statement on Form S-8 to the extent that such PlusAI options and unvested PlusAI RSUs were granted to service providers of PlusAI. Additionally, we will issue up to an aggregate of 63,000,000 shares of Post-Closing Company common stock to Eligible PlusAI Equityholders upon the occurrence of an Earnout Triggering Event during the Earnout Period. See the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Merger Consideration.”
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Upon completion of the business combination, (1) PlusAI stockholders are expected to hold an ownership interest of 72% of the issued and outstanding Post-Closing Company common stock, (2) the Sponsor is expected to hold an ownership interest of 7% of the issued and outstanding Post-Closing Company common stock and (3) TVA III Public Shareholders are expected to hold an ownership interest of 21% of the issued and outstanding Post-Closing Company common stock. These levels of ownership interest (1) assumes no equity financings, other than the PIPE Investment, will occur prior to completion of the business combination, (2) assume that (a) no TVA III Public Shareholder exercises their redemption rights in connection with the Transactions, (b) no TVA III Class A Common Stock is issued to the Sponsor in connection with the conversion of unpaid amounts under the Working Capital Loans, and (c) there are no other issuances of equity interests of TVA III or PlusAI and (3) do not take into account (a) any assumed PlusAI options that may be exercised after the consummation of the business combination, for which an estimated 2,389,994 shares of Post-Closing Company common stock are expected to be reserved, (b) any assumed unvested PlusAI RSUs that may vest after the consummation of the business combination, for which an estimated 1,978,916 shares of Post-Closing Company stock are expected to be reserved, (c) any assumed PlusAI warrants that may be exercised after the consummation of the business combination, for which an estimated 18,510,906 shares of Post-Closing Company common stock are expected to be reserved, (d) any Earnout Shares (up to an aggregate of 63,000,000 Post-Closing Company common stock) that may be issued upon the occurrence of an Earnout Triggering Event during the Earnout Period, or (e) the potential issuance of any shares of Post-Closing Company common stock reserved for issuance under the Incentive Plan and the ESPP. The estimated Exchange Ratio of 0.044 reflects PlusAI capital stock outstanding of June 30, 2026 and PlusAI SAFEs outstanding as of June 30, 2026. If the actual facts are different from these assumptions, TVA III Public Shareholders’ percentage ownership in the Post-Closing Company will be different. For a table illustrating each scenario, see “Questions and Answers about the Business Combination — Questions and Answers for TVA III shareholders about the extraordinary general meeting and the business combination — What equity stake will current TVA III shareholders and PlusAI stockholders hold in the Post-Closing Company immediately after the consummation of the business combination?”

De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Prospectus Summary [Text Block]
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Texas Ventures Acquisition III Corp, a Cayman Islands exempted company (“TVA III,” “we,” “us,” or “our”), is a special purpose acquisition company formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
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On August 1, 2024, the Prior Sponsor purchased the TVA III Founder Shares consisting of 7,666,667 TVA III Class B Ordinary Shares in exchange for a payment of $25,000.
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On April 24, 2025, TVA III consummated the TVA III IPO of 22,500,000 TVA III Public Units, including 2,500,000 TVA III Public Units under the underwriters’ over-allotment option. Each TVA III Public Unit consists of one TVA III Class A Ordinary Share, par value $0.0001 per share, and one-half of one TVA III Public Warrant, which is a redeemable warrant of TVA III, with each whole TVA III Public Warrant entitling the holder thereof to purchase one TVA III Class A Ordinary Share for $11.50 per share. The TVA III Public Units were sold at a price of $10.00 per unit, generating gross proceeds to TVA III of $225,000,000. Simultaneously with the consummation of the TVA III IPO, TVA III completed the private sale of an aggregate of 7,568,750 TVA III Private Placement Warrants to the Prior Sponsor, CCM and Clear Street in a private placement (the “TVA III Private Placement”) at a purchase price of $1.00 per TVA III Private Placement Warrant, generating gross proceeds of $7,568,750. In addition, on April 24, 2025, the Prior Sponsor forfeited 166,667 TVA III Founder Shares as the underwriters did not fully exercise the over-allotment option.
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In the TVA III Private Placement, CCM and Clear Street purchased an aggregate of 2,868,750 TVA III Private Placement Warrants and the Prior Sponsor purchased 4,700,000 TVA III Private Placement Warrants (inclusive of the 4,100,000 NMSI TVA III Private Placement Warrants owned by the Prior Sponsor that were allocated to the non-managing sponsor investors as a result of the non-managing sponsor investor’s membership interests in the Prior Sponsor). Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at $11.50 per share.
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Following the consummation of the TVA III IPO, $226,125,000 (or $10.05 per TVA III Public Unit) was deposited into a U.S.-based trust account with Continental Stock Transfer & Trust Company acting as trustee. Except as described in the prospectus for the TVA III IPO, these proceeds plus interest earned thereon (net of taxes payable) will not be released until the earlier of the completion of an initial business combination and TVA III’s redemption of 100% of the outstanding TVA III public shares upon its failure to consummate an initial business combination within the completion window.
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On September 18, 2025, the TVA III, the Prior Sponsor and the Sponsor, entered into a purchase agreement (the “Purchase Agreement”), pursuant to which, the Sponsor (i) purchased from the Prior Sponsor (a) 7,500,000 shares of TVA III Class B Ordinary Shares and (b) 4,700,000 TVA III Private Placement Warrants, for an aggregate purchase price of $7,400,000 and (ii) upon closing, became the Sponsor of TVA III.
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Plus Automation, Inc., a Delaware corporation (“PlusAI”), is an AI-first autonomous driving software company that aims to deliver physical AI to the heavy trucking industry at scale. See the sections entitled “Information About Plus Automation, Inc.,” “PlusAI’s Management’s Discussion and Analysis of Financial
Condition and Results of Operations” and “Board of Directors and Management After the Business Combination.”
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On September 2, 2026, TVA III entered into the Merger Agreement, which, among other things and subject to the terms and conditions contained therein, provides for (1) the Domestication, which is the transfer of TVA III by way of continuation out of the Cayman Islands and domestication as a corporation incorporated under the laws of the State of Delaware, and (2) following the Domestication, the Merger, which consists of two mergers -- the merger of Merger Sub I with and into PlusAI, with PlusAI continuing as the surviving corporation and a wholly owned subsidiary of TVA III, and immediately thereafter, the merger of PlusAI with and into Merger Sub II, with Merger Sub II continuing as the surviving entity as a wholly owned subsidiary of TVA III.
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Subject to the terms of the Merger Agreement, the value of the aggregate consideration to be paid to PlusAI stockholders and holders of PlusAI SAFEs, vested PlusAI RSUs, vested PlusAI options and vested PlusAI warrants, will be (1) the Equity Value of $800,000,000, which consideration will be paid entirely in shares of Post-Closing common stock, par value $0.0001 per share, in an amount equal to $10.00 per share, in addition to (2) the contingent right to receive up to an aggregate of 70,000,000 shares of Post-Closing Company common stock reduced by 7,000,000 shares allocated to the Post-Closing RSU Pool for future issuances resulting in 63,000,000 shares outstanding at the Closing, which will be issued to certain eligible holders of pre-Closing securities of PlusAI during the five-year Earnout Period following the Closing, in three tranches consisting of 21,000,000 Earnout Shares each, upon the satisfaction of certain price targets, which will be based upon (a) the volume-weighted average price of one share of Post-Closing Company Class A common stock as quoted on the Capital Market tier of Nasdaq or the exchange on which the shares of Post-Closing Company Class A common stock are then traded, for any 20 trading days within any 180 consecutive trading day period within the Earnout Period or (b) if the Post-Closing Company undergoes a Change in Control, the price per share received by stockholders of the Post-Closing Company in such Change in Control transaction (or if consideration is not received by stockholders of the Post-Closing Company, the price per share implied by such transaction). At the Effective Time, each share of PlusAI common stock issued and outstanding immediately prior to the Closing (other than Excluded Shares and Dissenting Shares) will be automatically surrendered and exchanged for the right to receive a number of shares of Post-Closing Company common stock equal to the Exchange Ratio, which is based on the Per Share Equity Value (calculated in accordance with the Merger Agreement); provided that shares issued as a result of the conversion of PlusAI Series A-3-X Preferred Stock, PlusAI Series A-4-X Preferred Stock or PlusAI Series B-X Preferred Stock or as a result of the exercise of any PlusAI Option granted under the 2021 Plan will be exchanged for shares of Class C common stock of the Post-Closing Company, which entitle the holder to one-quarter (1/4th) of a vote per share. Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, we estimate that the Exchange Ratio will be approximately 0.0440 shares of Post-Closing Company common stock for each issued and outstanding share of PlusAI common stock. See the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Structure of the Transactions.”
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Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, at the Closing, we estimate that approximately 77,150,657 shares of Post-Closing Company common stock will be issued to holders of PlusAI common stock in the Merger, in exchange for all outstanding shares of PlusAI common stock (including shares of PlusAI common stock resulting from the conversion of PlusAI preferred stock and PlusAI SAFEs immediately prior to the Closing and PlusAI Class A common stock issued pursuant to the Share Issuance Agreements in connection with the PIPE Investment and the Convertible Notes). We also estimate that we will reserve for issuance up to (1) 4,368,910 shares of Post-Closing Company common stock in respect of the PlusAI options and unvested PlusAI RSUs assumed pursuant to the terms of the Merger Agreement and (2) 18,510,906 shares of Post-Closing Company common stock in respect of the PlusAI warrants assumed pursuant to the terms of the Merger Agreement. The reserved shares referred to in clause (1) of the immediately preceding sentence are not included in the 214,480,313 shares the sale and issuance of which are registered by this registration statement, are not subject to registration rights but will be registered in a registration statement on Form S-8 to the extent that such PlusAI options and unvested PlusAI RSUs were granted to service providers of PlusAI. Additionally, we will issue up to an aggregate of 63,000,000 shares of Post-Closing Company common stock to Eligible PlusAI Equityholders upon the occurrence of an Earnout Triggering Event during the Earnout Period. See the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Merger Consideration.”
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Upon completion of the business combination, (1) PlusAI stockholders are expected to hold an ownership interest of 72% of the issued and outstanding Post-Closing Company common stock, (2) the Sponsor is expected to hold an ownership interest of 7% of the issued and outstanding Post-Closing Company common stock and (3) TVA III Public Shareholders are expected to hold an ownership interest of 21% of the issued and outstanding Post-Closing Company common stock. These levels of ownership interest (1) assumes no equity financings, other than the PIPE Investment, will occur prior to completion of the business combination, (2) assume that (a) no TVA III Public Shareholder exercises their redemption rights in connection with the Transactions, (b) no TVA III Class A Common Stock is issued to the Sponsor in connection with the conversion of unpaid amounts under the Working Capital Loans, and (c) there are no other issuances of equity interests of TVA III or PlusAI and (3) do not take into account (a) any assumed PlusAI options that may be exercised after the consummation of the business combination, for which an estimated 2,389,994 shares of Post-Closing Company common stock are expected to be reserved, (b) any assumed unvested PlusAI RSUs that may vest after the consummation of the business combination, for which an estimated 1,978,916 shares of Post-Closing Company stock are expected to be reserved, (c) any assumed PlusAI warrants that may be exercised after the consummation of the business combination, for which an estimated 18,510,906 shares of Post-Closing Company common stock are expected to be reserved, (d) any Earnout Shares (up to an aggregate of 63,000,000 Post-Closing Company common stock) that may be issued upon the occurrence of an Earnout Triggering Event during the Earnout Period, or (e) the potential issuance of any shares of Post-Closing Company common stock reserved for issuance under the Incentive Plan and the ESPP. The estimated Exchange Ratio of 0.044 reflects PlusAI capital stock outstanding of June 30, 2026 and PlusAI SAFEs outstanding as of June 30, 2026. If the actual facts are different from these assumptions, TVA III Public Shareholders’ percentage ownership in the Post-Closing Company will be different. For a table illustrating each scenario, see “Questions and Answers about the Business Combination — Questions and Answers for TVA III shareholders about the extraordinary general meeting and the business combination — What equity stake will current TVA III shareholders and PlusAI stockholders hold in the Post-Closing Company immediately after the consummation of the business combination?”
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TVA III management and the TVA III Board considered various factors in determining whether to approve the Merger Agreement, the related agreements to which TVA III is a party and the Transactions, including the Domestication and Merger. For more information about the reasons that the TVA III Board considered in determining its recommendation, please see the section entitled “Proposal No. 1 — The Business Combination Proposal — The TVA III Board’s Reasons for Approval of the Business Combination.” When you consider the TVA III Board’s recommendation of these proposals, you should keep in mind that our directors and officers, as well as the Sponsor, and each of their affiliates, including Sponsor Affiliate, have interests in the Transactions that are different from, or in addition to, the interests of TVA III shareholders generally. Please see the section entitled “Proposal No. 1 — The Business Combination Proposal — Interests of Certain TVA III Persons in the Business Combination” for additional information. The TVA III Board was aware of and considered these interests, among other matters, in evaluating and negotiating the Transactions and in recommending to TVA III shareholders that they vote “FOR” the proposals presented at the extraordinary general meeting.
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At the extraordinary general meeting, TVA III shareholders will be asked to consider and vote on the following proposals:
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a proposal to approve, by ordinary resolution, the Merger Agreement and business combination — we refer to this proposal as the “business combination proposal.” Please see the section entitled “Proposal No. 1 — The Business Combination Proposal”;
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a proposal to approve, on a non-binding advisory basis, by special resolution the transfer of TVA III by way of continuation out of the Cayman Islands and domestication as a corporation incorporated under the laws of the State of Delaware— we refer to this proposal as the “domestication proposal.” Please see the section entitled “Proposal No. 2 — The Domestication Proposal”;
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a proposal to approve, on a non-binding advisory basis, by special resolution, and adopt with effect from the Domestication the Proposed Certificate of Incorporation and Proposed Bylaws of TVA III — we refer to this proposal as the “organizational documents proposal.” A copy of each of the Proposed Certificate of Incorporation and Proposed Bylaws is attached to this proxy statement/prospectus as Annex B and Annex C, respectively. Please see the section entitled “Proposal No. 3 — The Organizational Documents Proposal”;
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proposals to approve, on a non-binding advisory basis and as required by the applicable SEC guidance, by ordinary resolution, certain of the material differences between the TVA III Articles and the Proposed Certificate of Incorporation and the Proposed Bylaws — we refer to these proposals as the “advisory organizational documents proposal.” A copy of each of the Proposed Certificate of Incorporation and Proposed Bylaws is attached to this proxy statement/prospectus as Annex B and Annex C, respectively. Please see the section entitled “Proposal No. 4 — The Advisory Organizational Documents Proposal”;
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a proposal to approve, by ordinary resolution, including for purposes of complying with applicable Nasdaq Listing Rules, the issuance of shares of common stock of the Post-Closing Company following the Domestication in connection with the Merger — we refer to this proposal as the “stock issuance proposal.” Please see the section entitled “Proposal No. 5 — The Stock Issuance Proposal”;
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a proposal to approve, by ordinary resolution, the Incentive Plan and the material terms thereof, including the authorization of the initial share reserve thereunder — we refer to this proposal as the “incentive plan proposal.” A copy of the Incentive Plan is attached to this proxy statement/prospectus as Annex D. Please see the section entitled “Proposal No. 6 — The Incentive Plan Proposal”;
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a proposal to approve, by ordinary resolution, the ESPP and the material terms thereof, including the authorization of the initial share reserve thereunder — we refer to this proposal as the “ESPP proposal.” A copy of the ESPP is attached to this proxy statement/prospectus as Annex E. Please see the section entitled “Proposal No. 7 — The ESPP Proposal”;
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a proposal to approve, by ordinary resolution, on a non-binding advisory basis, the election of directors to serve staggered terms on the Post-Closing Company Board following the consummation of the business combination until immediately following the date of the 2028, 2029 and 2030 annual stockholder meetings, as applicable, or in each case until their respective successors are duly elected and qualified, or until their earlier resignation, removal or death — we refer to this proposal as the “director election proposal” and, collectively with the business combination proposal, the domestication proposal, the organizational documents proposal, the stock issuance proposal, the incentive plan proposal and the ESPP proposal, the “condition precedent proposals.” Please see the section entitled “Proposal No. 8 — The Director Election Proposal”; and
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a proposal to approve, by ordinary resolution, the adjournment of the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the proposals at the extraordinary general meeting— we refer to this proposal as the “adjournment proposal.” Please see the section entitled “Proposal No. 9 — The Adjournment Proposal.”
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Upon consummation of the business combination, it is expected that each Class I director will have a term that expires at the annual meeting of stockholders of the Post-Closing Company in 2028, each Class II director will have a term that expires at the annual meeting of stockholders of the Post-Closing Company in 2029 and each Class III director will have a term that expires at the annual meeting of stockholders of the Post-Closing Company in 2030, or in each case until their respective successors are duly elected and qualified, or until their earlier resignation, removal or death. Please see the sections entitled “Proposal No. 8 — The Director Election Proposal” and “Management After the Business Combination” for additional information.
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Any assumed Closing Date used throughout this proxy statement/prospectus is for illustrative purposes only and is not intended to be a projection of the actual Closing Date.

De-SPAC, Material Terms, Prospectus Summary [Text Block]
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On September 2, 2026, TVA III entered into the Merger Agreement, which, among other things and subject to the terms and conditions contained therein, provides for (1) the Domestication, which is the transfer of TVA III by way of continuation out of the Cayman Islands and domestication as a corporation incorporated under the laws of the State of Delaware, and (2) following the Domestication, the Merger, which consists of two mergers -- the merger of Merger Sub I with and into PlusAI, with PlusAI continuing as the surviving corporation and a wholly owned subsidiary of TVA III, and immediately thereafter, the merger of PlusAI with and into Merger Sub II, with Merger Sub II continuing as the surviving entity as a wholly owned subsidiary of TVA III.
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Subject to the terms of the Merger Agreement, the value of the aggregate consideration to be paid to PlusAI stockholders and holders of PlusAI SAFEs, vested PlusAI RSUs, vested PlusAI options and vested PlusAI warrants, will be (1) the Equity Value of $800,000,000, which consideration will be paid entirely in shares of Post-Closing common stock, par value $0.0001 per share, in an amount equal to $10.00 per share, in addition to (2) the contingent right to receive up to an aggregate of 70,000,000 shares of Post-Closing Company common stock reduced by 7,000,000 shares allocated to the Post-Closing RSU Pool for future issuances resulting in 63,000,000 shares outstanding at the Closing, which will be issued to certain eligible holders of pre-Closing securities of PlusAI during the five-year Earnout Period following the Closing, in three tranches consisting of 21,000,000 Earnout Shares each, upon the satisfaction of certain price targets, which will be based upon (a) the volume-weighted average price of one share of Post-Closing Company Class A common stock as quoted on the Capital Market tier of Nasdaq or the exchange on which the shares of Post-Closing Company Class A common stock are then traded, for any 20 trading days within any 180 consecutive trading day period within the Earnout Period or (b) if the Post-Closing Company undergoes a Change in Control, the price per share received by stockholders of the Post-Closing Company in such Change in Control transaction (or if consideration is not received by stockholders of the Post-Closing Company, the price per share implied by such transaction). At the Effective Time, each share of PlusAI common stock issued and outstanding immediately prior to the Closing (other than Excluded Shares and Dissenting Shares) will be automatically surrendered and exchanged for the right to receive a number of shares of Post-Closing Company common stock equal to the Exchange Ratio, which is based on the Per Share Equity Value (calculated in accordance with the Merger Agreement); provided that shares issued as a result of the conversion of PlusAI Series A-3-X Preferred Stock, PlusAI Series A-4-X Preferred Stock or PlusAI Series B-X Preferred Stock or as a result of the exercise of any PlusAI Option granted under the 2021 Plan will be exchanged for shares of Class C common stock of the Post-Closing Company, which entitle the holder to one-quarter (1/4th) of a vote per share. Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, we estimate that the Exchange Ratio will be approximately 0.0440 shares of Post-Closing Company common stock for each issued and outstanding share of PlusAI common stock. See the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Structure of the Transactions.”
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Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, at the Closing, we estimate that approximately 77,150,657 shares of Post-Closing Company common stock will be issued to holders of PlusAI common stock in the Merger, in exchange for all outstanding shares of PlusAI common stock (including shares of PlusAI common stock resulting from the conversion of PlusAI preferred stock and PlusAI SAFEs immediately prior to the Closing and PlusAI Class A common stock issued pursuant to the Share Issuance Agreements in connection with the PIPE Investment and the Convertible Notes). We also estimate that we will reserve for issuance up to (1) 4,368,910 shares of Post-Closing Company common stock in respect of the PlusAI options and unvested PlusAI RSUs assumed pursuant to the terms of the Merger Agreement and (2) 18,510,906 shares of Post-Closing Company common stock in respect of the PlusAI warrants assumed pursuant to the terms of the Merger Agreement. The reserved shares referred to in clause (1) of the immediately preceding sentence are not included in the 214,480,313 shares the sale and issuance of which are registered by this registration statement, are not subject to registration rights but will be registered in a registration statement on Form S-8 to the extent that such PlusAI options and unvested PlusAI RSUs were granted to service providers of PlusAI. Additionally, we will issue up to an aggregate of 63,000,000 shares of Post-Closing Company common stock to Eligible PlusAI Equityholders upon the occurrence of an Earnout Triggering Event during the Earnout Period. See the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Merger Consideration.”
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Upon completion of the business combination, (1) PlusAI stockholders are expected to hold an ownership interest of 72% of the issued and outstanding Post-Closing Company common stock, (2) the Sponsor is expected to hold an ownership interest of 7% of the issued and outstanding Post-Closing Company common stock and (3) TVA III Public Shareholders are expected to hold an ownership interest of 21% of the issued and outstanding Post-Closing Company common stock. These levels of ownership interest (1) assumes no equity financings, other than the PIPE Investment, will occur prior to completion of the business combination, (2) assume that (a) no TVA III Public Shareholder exercises their redemption rights in connection with the Transactions, (b) no TVA III Class A Common Stock is issued to the Sponsor in connection with the conversion of unpaid amounts under the Working Capital Loans, and (c) there are no other issuances of equity interests of TVA III or PlusAI and (3) do not take into account (a) any assumed PlusAI options that may be exercised after the consummation of the business combination, for which an estimated 2,389,994 shares of Post-Closing Company common stock are expected to be reserved, (b) any assumed unvested PlusAI RSUs that may vest after the consummation of the business combination, for which an estimated 1,978,916 shares of Post-Closing Company stock are expected to be reserved, (c) any assumed PlusAI warrants that may be exercised after the consummation of the business combination, for which an estimated 18,510,906 shares of Post-Closing Company common stock are expected to be reserved, (d) any Earnout Shares (up to an aggregate of 63,000,000 Post-Closing Company common stock) that may be issued upon the occurrence of an Earnout Triggering Event during the Earnout Period, or (e) the potential issuance of any shares of Post-Closing Company common stock reserved for issuance under the Incentive Plan and the ESPP. The estimated Exchange Ratio of 0.044 reflects PlusAI capital stock outstanding of June 30, 2026 and PlusAI SAFEs outstanding as of June 30, 2026. If the actual facts are different from these assumptions, TVA III Public Shareholders’ percentage ownership in the Post-Closing Company will be different. For a table illustrating each scenario, see “Questions and Answers about the Business Combination — Questions and Answers for TVA III shareholders about the extraordinary general meeting and the business combination — What equity stake will current TVA III shareholders and PlusAI stockholders hold in the Post-Closing Company immediately after the consummation of the business combination?”

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

The existence of the financial and personal interests of the directors may result in a conflict of interest on the part of one or more of them between what such director may believe is best for TVA III and what such director may believe is best for such director in determining whether or not to grant a waiver in a specific situation.

De-SPAC, Rights of Security Holders to Redeem Outstanding Securities [Text Block]

Redemption Rights

Pursuant to the TVA III MAA, any holder of TVA III public shares that is not the Sponsor, a TVA III officer or director, or an affiliate thereof, including the Sponsor Affiliate, may, contemporaneously with the vote on the business combination proposal, demand that TVA III redeem such shares for cash if the business combination is consummated. Holders of TVA III public shares will be entitled to receive cash for these shares only if they demand in writing that TVA III redeem their TVA III public shares for cash and deliver their TVA III public shares to Continental Stock Transfer & Trust Company, TVA III’s transfer agent, no later than the second business day prior to the vote on the business combination proposal. If the business combination is not completed, the TVA III public shares will not be redeemed. If a holder of TVA III public shares properly exercises their redemption rights and the business combination is consummated, TVA III will redeem such shares for cash in an amount equal to their pro rata portion of the funds held in the trust account, net of taxes payable, calculated as of two business days prior to the consummation of the business combination. As of the TVA III Record Date, this would amount to approximately $ per share. In such case, such holder of TVA III public shares will be exchanging their shares for cash and will no longer own such shares. Please see the section entitled “Extraordinary General Meeting of TVA III — Redemption Rights” for a detailed description of the procedures to be followed if you wish to redeem your TVA III public shares for cash.

Notwithstanding the foregoing, a holder of TVA III public shares, together with any affiliate of such holder or any other person with whom such holder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from seeking redemption rights with respect to more than 15% of the TVA III public shares.

Accordingly, all TVA III public shares in excess of 15% held by a TVA III public shareholder, together with any affiliate of such holder or any other person with whom such holder is acting in concert or was a “group,” will not be redeemed for cash.

The business combination will not be consummated if TVA III has net tangible assets of less than $5,000,001 after taking into account holders of TVA III public shares that have properly demanded redemption of their shares for cash on the date that is two business days prior to the date of the extraordinary general meeting. However, because Sponsor Affiliate holds 1,050,000 public shares and has agreed pursuant to the terms of the Forward Purchase Agreement not to redeem its shares in contemplation of the business combination, it is not expected that TVA III would be left with less than $5,000,001 of net tangible assets as a result of redemptions by the holders of TVA III public shares.

Pursuant to the New Insider Letter, the Sponsor and the Insiders have agreed to waive their redemption rights with respect to all of their TVA III Ordinary Shares in connection with the consummation of the business combination and, because of this, such TVA III Ordinary Shares are excluded from the pro rata calculation used to determine the per share redemption price. In addition, pursuant to the Sponsor Support Agreement, the Sponsor and the Insiders have agreed to vote their TVA III Ordinary Shares in favor of the Transactions and other SPAC Stockholder Matters. As is customary in transactions of this type, the Sponsor and the Insiders did not receive any consideration for these obligations.